Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Goodwill
The change in goodwill in 2015 and 2014 is as follows:

(Millions)	2015	2014
Balance, beginning of the period	$10,613.2	$10,227.5
Goodwill acquired:
bswift	11.3	318.0
InterGlobal	—	67.7
Other	12.3	—
Balance, end of the period (1)	$10,636.8	$10,613.2

(1)	At both December 31, 2015 and 2014, $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Other acquired intangible assets
Other acquired intangible assets at December 31, 2015 and 2014 were comprised of the following:

(Millions)	Cost	Accumulated Amortization	Net Balance	Amortization Period (Years)
2015
Provider networks	$1,254.1	$632.3	$621.8	12-25	(1)
Customer lists	1,164.8	373.7	791.1	5-14	(1)
Value of business acquired	149.2	79.7	69.5	20	(2)
Technology	175.8	93.4	82.4	4-10
Other	10.2	3.4	6.8	2-15
Definite-lived trademarks	170.1	75.7	94.4	5-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$2,946.5	$1,258.2	$1,688.3
2014
Provider networks	$1,254.1	$570.4	$683.7	12-25	(1)
Customer lists	1,319.5	413.6	905.9	5-14	(1)
Value of business acquired	149.2	65.3	83.9	20	(2)
Technology	188.2	74.0	114.2	4-10
Other	10.5	2.7	7.8	2-15
Definite-lived trademarks	172.4	41.9	130.5	5-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$3,116.2	$1,167.9	$1,948.3

(1)
The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements.  At both December 31, 2015 and 2014, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years, and the period prior to the next renewal or extension for our customer lists was 1 year. Any costs related to the renewal or extension of these contracts are expensed as incurred.

(2) VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

Estimated annual pretax amortization for other acquired intangible assets over the next five years	We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2016	$246.9
2017	233.5
2018	197.4
2019	191.5
2020	179.9